Dear Shareholder:

We are pleased to enclose the annual report of the operations of The Kansas Municipal Fund for the year ended July 30, 1999. The Fund's portfolio and related financial statements are presented within for your review.

As we end the first half of 1999, stabilizing global economies and the U.S. economy growing at what many economists believe is an unsustainable pace has lead the Federal Reserve to raise short-term interest rates a quarter of a percentage point. Strong consumer spending and a tight labor market were the primary factors for Mr. Greenspan's pre-emptive strike against a rise in inflation. Typically, a higher fed funds rate - the rate at which banks borrow from each other overnight - means higher rates for things such as mortgage loans, credit cards and savings accounts.

Anticipations of a Federal Reserve tightening have seen yields on the benchmark 30-year Treasury bond rise from a January yield of 5.07% to 6.10%.

Tax-free municipal yields have also risen from 5.06% to 5.41% on AAA rated bonds. This slower rise compared to Treasuries can be attributed to investor demand for tax-free bonds.

The Kansas Municipal Fund began the year at $12.15 and closed the year at $11.98. In anticipation of stronger economic growth, the Kansas Municipal Fund at times during the period utilized a defensive position in U.S. Treasury futures. Share price was tempered as yields on U.S. Treasuries declined in the latter part of 1998 and stabilized as yields on U.S. Treasuries rose throughout the first half of 1999. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Kansas double exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Newton Healthcare, Sedgwick County School District #267, and Wyandotte County International Speedway.

The investment objective of the Fund is to provide a high level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery                      Robert E.Walstad
Chief Portfolio Strategist                 President



TERMS & DEFINITIONS
-------------------

Appreciation
   Increase in value of an asset.

Average Annual Total Return
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
   Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
   Actual (or estimated) price at which a bond trades in the market place.

Maturity
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

Net Asset Value (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Ratings
(based on Total Long-Term Investments)
-------------------------------------
[pie chart]

AAA                      43.8
AA                       13.9
A                        21.9
BBB                       8.1
NR                       12.3


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]

H-Housing                 37.0
HC-Health Care            25.9
U-Utilities               14.9
GO-General Obligation      7.1
S-School                   4.1
I-Industrial               3.1
O-Other                    2.7
W/S-Water/Sewer            2.7
T-Transportation           2.5

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

                   Comparison of change in value of a $10,000 investment in
                                 The Kansas Municipal Fund
                         and the Lehman Brothers Municipal Bond Index



            Kansas Municipal            Kansas Municipal       Lehman Brothers
            Fund w/o sales charge       w/ max sales charge    Muni Bond Index
            ------------------------------------------------------------------
11/15/90    $10,000                       $ 9,575                $10,000
1991        $10,524                       $10,077                $10,724
1992        $11,855                       $11,351                $12,199
1993        $13,050                       $12,495                $13,276
1994        $13,168                       $12,609                $13,525
1995        $13,988                       $13,394                $14,591
1996        $14,814                       $14,184                $15,553
1997        $15,933                       $15,256                $17,150
1998        $16,372                       $15,676                $18,177
1999        $16,936                       $16,216                $18,700

Average Annual Total Returns
----------------------------

                                    For periods ending July 30, 1999
                                    --------------------------------
                                                           Since Inception
                          1 year         5 year           (November 15, 1990)
----------------------------------------------------------------------------
Without sales charge       3.44%          5.16%                    6.24%
With sales charge (4.25%)  (.95)%         4.25%                    5.71%
----------------------------------------------------------------------------

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.




Key Statistics
--------------

07-31-98 NAV(share value)            $12.15
07-30-99 NAV                         $11.98
Average Maturity                      20.7 years
Number of Issues                      81
Total Net Assets                     $115,882,087


Schedule of Investments  July 30, 1999
--------------------------------------

Name of Issuer
Percentages represent the market                              Rating
value of each investment                                    (Unaudited)       Coupon                  Principal     Market
category to total net assets                                Moody's/S&P        Rate      Maturity      Amount       Value
--------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (98.3

*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA                Aaa/AAA         7.000%    06/01/31   $  4,000,000   $  4,270,720
Cowley Cty., KS Community College C.O.P.'s                    A/NR          7.000     03/01/12        900,000        934,857
Douglas Cty., KS USD #497 (Lawrence) G.O.                  Aa-3/NR          6.000     09/01/15      1,000,000      1,074,680
Ford Cty., KS Single Family Mrtge. Rev. Ref.                A-1/NR          7.900     08/01/10        335,000        357,462
Gardner, KS Elec. Util. Rev.                                 NR/NR          7.000     11/01/09      1,000,000      1,056,810
Garnett, KS (Garnett Hsg. Auth. Project) Rev.                NR/NR          5.900     10/01/18        500,000        497,580
Goddard, KS (IFR Syst., Inc.) Indl. Rev. Ref. & Impvt.       NR/NR          6.250     05/01/12        500,000        519,500
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref.                NR/AA          6.750     01/01/06        490,000        502,603
Hutchinson, KS Single Family Mrtge. Rev. Ref.                 A/NR          8.875     12/01/12      1,625,000      1,730,771
Johnson Cty., KS Internal Impvt. & Ref.	                    Aa-1/NR          6.125     09/01/12      1,040,000      1,092,104
Johnson Cty., KS Internal Impvt. & Ref.	                    Aa-1/NR          6.125     09/01/12      1,370,000      1,438,637
Johnson Cty., KS Single Family Mrtge. Rev.                    A/NR          7.100     05/01/12        675,000        721,899
Johnson Cty., KS Water Dist. #1 Rev.                       Aa-1/AA+         6.500     12/01/13        500,000        520,620
Johnson Cty., KS Water Dist. #1 Rev.                       Aa-1/AA+         6.250     12/01/11        700,000        733,677
Kansas City, KS GNMA Mrtge. Rev. GNMA                       Aaa/NR          5.900     11/01/27      1,560,000      1,599,952
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC            Aaa/AAA         6.300     09/01/16      1,415,000      1,501,244
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC            Aaa/AAA         6.300     09/01/16        585,000        620,656
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC             Aaa/AAA         6.375     09/01/23      2,525,000      2,806,689
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC             Aaa/AAA         6.375     09/01/23      5,225,000      5,807,901
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge. Rev.          NR/AAA         7.850     11/01/10        450,000        460,751
KS Water Finance Auth. (Public Water Supply Dist. #6) Rev.   NR/NR          6.000     05/01/17        255,000        261,571
KS Department of Transportation Highway Rev.                 Aa/AA+         6.000     09/01/12      2,200,000      2,368,542
KS Devl. Finance Auth. (Board of Regents) AMBAC             Aaa/AAA         5.875     06/01/21        750,000        770,543
KS Devl. Finance Auth. Water Fund Rev.                     Aa-1/AA+         6.000	     11/01/14        500,000        545,560
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA        Aa/NR          6.600     08/01/34      1,900,000      1,963,669
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA         Aa/NR          6.500     08/01/24        750,000        775,650
KS Devl. Finance Auth. (Lewis Field Stadium) Rev.            NR/NR          6.000     04/01/08        500,000        513,765
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA              Aaa/AAA         6.400     01/01/24        770,000        798,736
KS Devl. Finance Auth. (Highway Patrol Training Facs.)       NR/NR          6.300     12/01/05        450,000        469,512
KS Devl. Finance Auth. Multifamily Hsg. Rev.                 NR/AAA         6.000     12/01/21      1,975,000      2,053,151
KS Devl. Finance Auth. (Oak Ridge Park Apt.)                 NR/NR          6.500     02/01/18      2,065,000      2,146,485
KS Devl. Finance Auth. (Oak Ridge Park Apt.)                 NR/NR          6.625     08/01/29      1,875,000      1,959,262
KS Devl. Finance Auth.  (Indian Ridge Apts.)                 NR/NR          6.000     01/01/28      1,140,000      1,132,727
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.      Aaa/AAA         5.800     11/15/21        430,000        440,587
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.      Aaa/AAA         5.800     11/15/16        550,000        580,448
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.      Aaa/AAA         5.800     11/15/21        680,000        703,786
KS Devl. Finance Auth. (Hays Medl. Ctr. Inc.) Facs. Rev.    Aaa/AAA         5.500     11/15/17        500,000        500,835
KS Devl. Finance Auth. (Jackson Co.) Hlth. Rev.            Aa-3/NR          5.375     09/01/27      1,000,000        981,600
Lawrence, KS (Memorial Hospital) Rev.                       A-3/NR          6.000     07/01/09      2,000,000      2,127,620
Lawrence, KS (Memorial Hospital) Rev.                       A-3/NR          6.200     07/01/14      1,200,000      1,266,564
Lawrence, KS (Memorial Hospital) Rev.                       A-3/NR          6.200     07/01/19      1,725,000      1,783,667
Lawrence, KS (Brandon Woods) Multifamily Hsg. Devl.          NR/A           6.625     04/01/12      2,000,000      2,057,060
Leavenworth Cty., KS (Lansing) USD #469 G.O. FSA            Aaa/AAA         5.750     09/01/14        875,000        948,316
Leavenworth Cty., KS (Lansing) USD #469 G.O. FSA            Aaa/AAA         5.750     09/01/15        930,000      1,009,180
Lenexa, KS (Lakeview Village) Hlth. Care Facs. Rev.          NR/BBB         6.250     05/15/26      8,000,000      8,184,960
*Lenexa, KS (Barrington Park) Multifamily Hsg. Rev.          NR/AA          6.450     02/01/18      2,500,000      2,607,525
Lyon Cty., KS Unlimited Tax G.O. AMBAC                      Aaa/NR          5.125     09/01/16      1,120,000      1,086,097
Newton, KS (Newton Healthcare) Hosp. Rev.                    NR/BBB         5.700     11/15/18      1,000,000        991,960
Newton, KS (Newton Healthcare) Hosp. Rev.                    NR/A           5.750     11/15/24        500,000        501,225
Olathe, KS Hlth. Care Ref. (Luth. Gd. Sam.) AMBAC           Aaa/AAA         6.000     05/01/19        900,000        941,481
Olathe, KS Hlth. Care Ref. (Luth. Gd. Sam.) AMBAC           Aaa/AAA         6.000     09/01/11      1,000,000      1,004,810
Olathe, KS Hlth. Care Ref. (Luth. Gd. Sam.) AMBAC           Aaa/AAA         5.875     09/01/16      2,000,000      2,021,460
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.      NR/A-          5.950     07/01/22      5,060,000      5,168,031
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.      NR/A-          6.100     07/01/22        785,000        805,512
Olathe, KS (Bristol Pointe) Multifamily Hsg. Rev. Ref.       NR/AAA         5.700     11/01/27      2,210,000      2,229,824
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC        Aaa/AAA         6.600     11/01/07      1,000,000      1,145,370
Riley Cty., KS (Colbert Hills Golf Project)                  NR/NR          5.550     05/01/23      2,590,000      2,516,107
Sedgwick Cty., KS USD #267 (Renwick) G.O. AMBAC             Aaa/AAA         5.000     11/01/19      1,000,000        954,080
Seward Cty., KS G.O. AMBAC                                  Aaa/AAA         6.000     08/15/13        750,000        777,923
Seward Cty., KS Single Family Mrtge. Rev. Ref.             Aa-1/NR          8.000     05/01/11        255,000        269,981
Shawnee Cty., KS (Auburn-Washburn) USD #437 G.O. Ref.       Aaa/AAA         6.600     09/01/09        500,000        532,000
Shawnee, KS Int. Impvt. G.O.                               Aa-3/NR          5.850     12/01/06        235,000        244,978
Shawnee, KS (Thomasbrooks Apts.) Multifamily Hsg Rev.        NR/AAA         5.250     10/01/14        830,000        824,530
Shawnee, KS (Thomasbrooks Apts.) Multifamily Hsg Rev.        NR/AAA         5.500     04/01/24      3,200,000      3,163,424
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA              NR/AA          7.000     03/01/05        440,000        477,101
Wichita, KS Hlth. Care (Masonic Home) Rev.                   NR/NR          6.375     12/01/22      1,275,000      1,256,334
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA          Aaa/AAA         6.250     10/01/10      1,000,000      1,075,360
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA     Aaa/NR          6.125     08/20/28      1,900,000      1,945,049
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.          NR/A           5.850     12/01/25      1,000,000      1,014,820
Wichita, KS (Broadmoor Chelsea) Multifamily Hsg. Rev.        NR/AAA         5.650     07/01/16        990,000      1,011,255
#Wichita, KS (Broadmoor Chelsea) Multifamily Hsg. Rev.       NR/AAA         5.700     07/01/22      2,000,000      2,033,240
Wichita, KS Multifamily Hsg. (Cimarron Apts.) FNMA           Aa/AAA         5.550     10/01/22      1,000,000      1,002,870
Wichita, KS Multifamily Hsg. Rev. (Innes Station Apt. 5)     NR/NR          6.250     03/01/28      1,750,000      1,734,163
Wichita, KS Public Building Commission Rev.                 Aaa/AAA         5.750     02/01/17        350,000        354,337
Wichita, KS Public Building Commission Rev.                   A/AA-         5.500     08/01/14        715,000        728,170
Wichita, KS (CSJ Hlth. Sys.) Rev.                            NR/A+          7.000     11/15/08        640,000        684,883
Wichita, KS (CSJ Hlth. Sys.) Rev.                            NR/A+          7.200     10/01/15      2,225,000      2,481,253
Wichita, KS (CSJ Hlth. Sys.) Rev.                            NR/A+          7.000     11/15/18      2,350,000      2,509,612
Wichita, KS Single Family Mrtge. Rev. Ref.                    A/NR          7.100     09/01/09        745,000        788,471
Wichita, KS Water & Sewer Util. Ref. & Impvt. FGIC          Aaa/AAA         6.000     10/01/12      1,000,000      1,034,590
Wyandotte Cty., KS (KS Int'l. Speedway) Sales Tax Rev.      Aaa/AAA         5.000     12/01/27      1,500,000      1,416,195
                                                                                                               -------------
KANSAS MUNICIPAL BONDS (COST: $110,543,262)                                                                    $ 113,926,930
                                                                                                               -------------
SHORT-TERM SECURITIES (.5%)
 Federated Tax-Free Fund 73                                                                                    $     381,554
 Federated Intermediate Municipal Trust 78                                                                           200,194
                                                                                                               -------------
TOTAL SHORT-TERM SECURITIES (COST: $581,554)                                                                   $     581,748
                                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $111,124,816)                                                           $ 114,508,678
OTHER ASSETS LESS LIABILITIES                                                                                      1,373,409
                                                                                                               -------------
NET ASSETS                                                                                                     $ 115,882,087
                                                                                                               =============


* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 30, 1999

Statement of Assets and Liabilities July 30, 1999
--------------------------------------------------

Assets
     Investment in securities, at value (cost: $111,124,816 )         $   114,508,678
     Accrued dividends receivable                                               2,746
     Accrued interest receivable                                            1,985,956
     Receivable for fund shares sold                                            1,744
                                                                      ---------------
        Total Assets                                                  $   116,499,124
                                                                      ---------------
Liabilities
     Dividends payable                                                $       471,598
     Accrued expenses                                                         103,873
     Payable for fund shares redeemed                                          20,801
     Bank overdraft                                                            20,765
                                                                      ---------------
        Total Liabilities                                             $       617,037
                                                                      ---------------

Net Assets                                                            $   115,882,087
                                                                      ===============

Net assets are represented by:
     Paid-in capital                                                  $   117,675,469
     Accumulated undistributed net realized gain (loss) on investments     (5,177,244)
     Unrealized appreciation on investments                                 3,383,862
                                                                      ---------------
          Total amount representing net assets applicable to
           9,675,452 outstanding shares of no par common
          stock (unlimited shares authorized)                         $   115,882,087
                                                                      ===============
Net asset value per share                                             $         11.98
                                                                      ===============

The accompanying notes are an integral part of these financial statements.


Statement of Operations  For the year ended July 30, 1999
----------------------------------------------------------

INVESTMENT INCOME
     Interest                                                       $     6,755,336
     Dividends                                                               52,564
                                                                    ---------------
         Total Investment Income                                    $     6,807,900
                                                                    ---------------
EXPENSES
     Investment advisory fees                                       $       592,103
     Service fees                                                           296,051
     Transfer agent fees                                                    123,302
     Accounting service fees                                                 74,511
     Custodian fees                                                          17,718
     Transfer agent out of pockets                                           13,610
     Professional fees                                                        8,168
     Trustees fees                                                            7,002
     Insurance expense                                                        8,663
     Reports to shareholders                                                  6,906
     Registration and filing fees                                               292
                                                                    ---------------
         Total Expenses                                            $      1,148,326
    Less expenses waived or absorbed
    by the Fund's manager                                                   (23,429)
                                                                   ----------------
         Total Net Expenses                                        $      1,124,897
                                                                   ----------------
NET INVESTMENT INCOME                                              $      5,683,003
                                                                   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                       $        606,732
     Futures transactions                                                   168,020
     Net change in unrealized appreciation (depreciation) of :
     Investments                                                         (2,469,743)
     Futures                                                                (13,960)
                                                                   ----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments and Futures                                  $     (1,708,951)
                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $      3,974,052
                                                                   ================

The accompanying notes are an integral part of these financial statements. Financial Statements July 30, 1999


Statement of Changes in Net Assets
 For the year ended July 30, 1999 and the year ended July 31, 1998
------------------------------------------------------------------


                                                                                 For The                     For The
                                                                               Year Ended                   Year Ended
                                                                              July 30, 1999               July 31, 1998
                                                                            -----------------           -----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                     $   5,683,003               $   6,095,141
     Net realized gain (loss) on investment and futures transactions                 774,752                  (1,671,434)
     Net change in unrealized appreciation (depreciation) on
     investments and futures                                                      (2,483,703)                 (1,066,095)
                                                                               --------------              --------------
       Net Increase (Decrease) in Net Assets Resulting From Operations         $   3,974,052               $   3,357,612
                                                                               --------------              --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.58 and $.60 per share,
     respectively)                                                             $  (5,683,003)              $  (6,095,141)
     Distributions from net realized gain on investment and
     futures transactions                                                                  0                           0
                                                                               --------------              --------------
           Total Dividends and Distributions                                   $  (5,683,003)              $  (6,095,141)
                                                                               --------------              --------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                              $   7,216,537               $   8,635,428
     Proceeds from reinvested dividends                                            3,847,350                   4,211,696
     Cost of shares redeemed                                                     (13,496,584)                (18,287,314)
                                                                               --------------              --------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions                                        $  (2,432,697)              $  (5,440,190)
                                                                               --------------              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        $  (4,141,648)              $  (8,177,719)

NET ASSETS, BEGINNING OF PERIOD                                                  120,023,735                 128,201,454
                                                                               --------------              --------------
NET ASSETS, END OF PERIOD                                                      $ 115,882,087               $ 120,023,735
                                                                               ==============              ==============

The accompanying notes are an integral part of these financial statements.

 Notes to Financial Statements   July 30, 1999

Note 1.     ORGANIZATION

Business Operations - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.
Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 30, 1999, a net capital loss carryforward totaling $5,177,244, which may be used to offset capital gains realized during subsequent years through July 31, 2007.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.


Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 30, 1999, there were unlimited shares of no par authorized; 9,675,452 and 9,875,312 shares were outstanding at July 30, 1999 and July 31, 1998, respectively.

Transactions in capital shares were as follows:

                                                            Shares
	                                            ----------------------------------
	                                                  For The           For The
                                                Year Ended         Year Ended
	                                               July 30, 1999     July 31, 1998
                                            ----------------------------------
Shares sold                                       594,266            706,375
Shares issued on reinvestment of dividends        316,848            344,664
Shares redeemed                                (1,110,974)        (1,497,432)
                                            ----------------------------------
Net increase (decrease)                          (199,860)          (446,393)
                                            ==================================

Note 4.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $592,103 of investment advisory fees for the year ended July 30, 1999. The Fund has a payable to Ranson Capital Corporation of $48,425 at July 30, 1999 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation, (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $272,622 of service fee expenses after partial waiver for the year ended July 30, 1999. The Fund has a payable to Ranson of $22,066 at July 30, 1999 for service fees. In addition, the Fund has engaged ND
Capital, Inc. as agent for the purchase of certain investment securities.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $123,302 of transfer agency fees and expenses for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $10,111 at July 30, 1999 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $74,511 of accounting service fees for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $6,161 at July 30, 1999 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $15,690,485 and $17,193,448, respectively, for the year ended July 30, 1999.

Note 6.     INVESTMENT IN SECURITIES

At July 30, 1999, the aggregate cost of securities for federal income tax purposes was $111,124,816, and the net unrealized appreciation of investments based on the cost was $3,383,862, which is comprised of $3,981,265 aggregate gross unrealized appreciation and $597,403 aggregate gross unrealized depreciation.


Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------


                                            For the           For the          For the         For the           For the
                                          Year Ended        Year Ended       Year Ended       Year Ended        Year Ended
                                            July 30,          July 31,         July 31,         July 31,          July 31,
                                             1999              1998             1997             1996              1995
NET ASSET VALUE, BEGINNING OF PERIOD         $   12.15         $  12.42         $  12.14        $  12.07         $  12.00
                                         ---------------------------------------------------------------------------------
Income from Investment Operations:
    Net investment income                    $     .58         $    .60         $    .61        $    .69         $    .65
    Net realized and unrealized gain (loss)
    on investment and futures transactions        (.17)            (.27)             .28             .07              .07
                                          --------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations                           $     .41         $    .33         $    .89        $    .76         $    .72
                                          --------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income    $    (.58)        $   (.60)        $   (.61)      $    (.69)        $   (.65)
     Distributions from net capital gains          .00              .00              .00             .00              .00
                                          --------------------------------------------------------------------------------
        Total Distributions                  $    (.58)        $   (.60)        $   (.61)      $    (.69)        $   (.65)
                                          --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   11.98         $  12.15         $  12.42       $   12.14         $  12.07
                                          ================================================================================
Total Return                                      3.44%(A)         2.76%(A)         7.56%(A)        5.90%(A)         6.23%(A)


RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands) $115,882          $120,024         $128,201      $132,349          $130,091
    Ratio of net expenses (after expense
    assumption) to average net assets             0.95%(B)          0.95%(B)        0.93%(B)        0.85%(B)         0.82%(B)
    Ratio of net investment income to
    average net assets                            4.80%             4.93%           5.02%           5.18%            5.46%
    Portfolio turnover rate                      13.54%            26.68%          18.64%          20.14%           57.00%


(A) (Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $23,429, $3,901, $46,741, $212,056, and $295,875, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.97%, 0.95%, 0.97%, 1.01%, and 1.06%,, respectively.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 30, 1999 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                                  Dividends and Distributions Per Share
                                                    From Net Investment         From Net Realized         From Net Realized
To Shareholders of Record     Payment Date                Income                 Short-Term Gains          Long-Term Gains
-------------------------     ---------------       -------------------         -----------------         ------------------
August 28, 1998               August 31, 1998       $      .049                          -                         -
September 29, 1998	            September 30, 1998           .049                          -                         -
October 29, 1998              October 30, 1998             .049                          -                         -
November 27, 1998             November 30, 1998            .049                          -                         -
December 30, 1998             December 31, 1998            .048                          -                         -
January 28, 1999              January 29, 1999             .046                          -                         -
February 25, 1999             February 26, 1999            .044                          -                         -
March 30, 1999                March 31, 1999               .055                          -                         -
April 29, 1999                April 30, 1999               .048                          -                         -
May 27, 1999                  May 28, 1999                 .045                          -                         -
June 29, 1999                 June 30, 1999                .052                          -                         -
July 29, 1999                 July 30, 1999                .049                          -                         -

Shareholders should consult their tax advisors.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Kansas Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Municipal Fund, (one of the portfolios constituting the Ranson
Managed Portfolios), including the schedule of investments, as of July 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period ended July 31, 1995, were audited by other auditors whose report dated September 11, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Municipal Fund of the Ranson Managed Portfolios, as of July 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the four years in the period then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1999

Dear Shareholder:

We are pleased to enclose the annual report of the operations of the Kansas Insured Intermediate Fund for the year ended July 30, 1999. The Fund's portfolio and related financial statements are presented within for your review.

As we end the first half of 1999, stabilizing global economies and the U.S. economy growing at what many economists believe is an unsustainable pace has lead the Federal Reserve to raise short-term interest rates a quarter of a percentage point. Strong consumer spending and a tight labor market were the primary factors for Mr. Greenspan's pre-emptive strike against a rise in inflation. Typically, a higher fed funds rate - the rate at which banks borrow from each other overnight - means higher rates for things such as mortgage loans, credit cards and savings accounts.

Anticipations of a Federal Reserve tightening have seen yields on the benchmark 30-year Treasury bond rise from a January yield of 5.07% to 6.10%.

Tax-free municipal yields have also risen from 5.06% to 5.41% on AAA rated bonds. This slower rise compared to Treasuries can be attributed to investor demand for tax-free bonds.

The Kansas Insured Intermediate Fund began the year at $12.07 and closed the year at $11.98. In anticipation of stronger economic growth, the Kansas Insured Intermediate Fund, at times during the period utilized a defensive position in U.S. Treasury futures. Share price was tempered as yields on U.S. Treasuries declined in the latter part of 1998 and stabilized as yields on U.S. Treasuries rose throughout the first half of 1999. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Insured Kansas tax-exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Harvey County School District #373, Mission Kansas Multi-Family Housing, and Wyandotte County International Speedway.

The investment objective of the Fund is to provide a high level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery                    Robert E. Walstad
Chief Portfolio Strategist                President


TERMS & DEFINITIONS
-------------------

Appreciation
    Increase in value of an asset.

Average Annual Total Return
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
   Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund

Market Value
    Actual (or estimated) price at which a bond trades in the market place.

Maturity
    A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

Net Asset Value (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," and "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]

AAA         100


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.



Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]

GO-General Obligation           30.0
H-Housing                       29.9
HC-Health Care                  24.3
W/S-Water/Sewer                  7.2
U-Utilities	                     2.6
O-Other                          2.1
T-Transportation                 1.5
C/L-COP/Lease                    1.2
S-Schools                        1.2

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

                            Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman
                            Brothers Municipal 7 Year Maturity Bond Index

                  The Kansas Insured        The Kansas Insured
                  Intermediate Fund         Intermediate Fund             Lehman Bros. Municipal
                  w/o sales charge          w/ max sales charge           7 Year Maturity Bond Index
                  ----------------------------------------------------------------------------------
11/23/92          $10,000                   $ 9,725                       $10,000
1993              $10,829                   $10,531                       $10,694
1994              $11,025                   $10,722                       $10,982
1995              $11,656                   $11,335                       $11,868
1996              $12,326                   $11,987                       $12,471
1997              $12,912                   $12,557                       $13,548
1998              $13,321                   $12,955                       $14,260
1999              $13,815                   $13,435                       $14,729

Average Annual Total Returns

                                        For periods ending July 30, 1999
                                        --------------------------------
                                                             Since Inception
                                   1 year       5 year     (November 23, 1992)
                                   ------       ------     -------------------
Without sales charge               3.70%        4.61%              4.95%
With sales charge (2.75%)           .85%        4.03%              4.52%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.
A securities index measures the performance of a theoretical portfolio.
Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics

07-31-98 NAV (share value)            $12.07
07-30-99 NAV                          $11.98
Average Maturity                        9.3  years
Number of issues                       48
Total Net Assets                      $21,333,426


Schedule of Investments  July 30, 1999
Name of Issuer
Percentages represent the                                 Rating
market value of each investment Coupon                  (Unaudited)                                 Principal          Market
category to total net assets                            Moodys /S&P     Rate       Maturity          Amount            Value
---------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.8%)

Butler Cty., KS (Augusta) USD #402 G.O. AMBAC              Aaa/AAA      5.400%      10/01/06       $  200,000     $   205,258
*Douglas Cty., KS USD #497 (Lawrence) G.O. FGIC            Aaa/AAA      7.200       09/01/02        1,370,000       1,496,725
Harvey Cty., KS USD #373 (Newton) FSA                      Aaa/AAA      5.000       09/01/16          250,000         245,915
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA               Aaa/AAA      5.150       09/01/09          510,000         533,689
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA               Aaa/AAA      5.200       09/01/10          600,000         624,636
Johnson Cty., KS USD #233 (Olathe) G.O. AMBAC              Aaa/AAA      6.150       03/01/07          300,000         317,031
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC            Aaa/AAA      5.700       08/01/03          250,000         264,230
Kansas City, KS Special Obligation Escrowed                 NR/AAA      6.000       02/15/03          200,000         212,056
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA         Aaa/NR       5.300       11/15/09          375,000         394,976
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA         Aaa/NR       5.200       11/15/08          375,000         391,984
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care MBIA    Aaa/AAA      5.700       11/15/08          450,000         481,063
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care MBIA     Aaa/AAA      5.800       11/15/11          300,000         318,882
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care MBIA     Aaa/AAA      5.600       11/15/07          100,000         106,363
KS Devl. Finance Auth. (Park Apts.) Hsg. Rev. FNMA          NR/AAA      5.700       12/01/09          325,000         334,123
KS Devl. Finance Auth. Pooled Ref. Lease Rev.  MBIA        Aaa/AAA      5.500       10/01/05          250,000         264,535
KS State Turnpike Auth. Rev. FGIC                          Aaa/AAA      5.450       09/01/10          200,000         208,800
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA       Aaa/AAA      5.400       11/15/04          155,000         162,796
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA    NR/AA       6.050       02/01/06          350,000         360,591
*Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA   NR/AA       5.875       02/01/04          500,000         517,940
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA    NR/AA       5.950       02/01/05          250,000         258,025
McPherson Cty., KS (McPherson) USD #418 G.O. FSA           Aaa/AAA      5.700       09/01/06          400,000         429,336
Mission, KS (Lamar Place) Multifamily Hsg. Rev. FNMA        NR/AAA      5.000       10/01/14          605,000         599,023
Mission, KS (Lamar Place) Multifamily Hsg. Rev. FNMA        NR/AAA      5.180       10/01/23          945,000         926,865
Olathe, KS (Bristol Pointe) MultiFamily Hsg. Rev. Ref. FNMA NR/AAA      5.250       11/01/12          485,000         489,918
Olathe, KS (Evangelical Luth. Good Samaritan Soc.) AMBAC   Aaa/AAA      5.500       05/01/03          110,000         115,170
Olathe, KS (Evangelical Luth. Good Samaritan Soc.) AMBAC   Aaa/AAA      5.400       05/01/02          150,000         155,065
Olathe, KS (Evangelical Luth. Good Samaritan Soc.) AMBAC   Aaa/AAA      5.200       05/01/01          140,000         142,723
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC             Aaa/AAA      5.125       09/01/12          500,000         502,255
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. Ref. AMBAC        Aaa/AAA      5.600       09/01/05        1,000,000       1,038,530
Sedgwick Cty., KS (Maize) USD #266 G.O. FSA                Aaa/AAA      5.500       09/01/05          300,000         314,727
Sedgwick Cty., KS (Maize) USD #266 G.O. FSA                Aaa/AAA      5.600       09/01/06          200,000         210,254
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC            Aaa/AAA      6.000       11/01/07          570,000         621,072
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC            Aaa/AAA      5.850       11/01/06          290,000         314,285
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev. GNMA   Aaa/NR       5.200       12/01/08          490,000         498,541
Shawnee Cty., KS (Shawnee Heights) USD #450 G.O. FSA       Aaa/AAA      6.500       09/01/00          250,000         256,755
*Shawnee Cty., KS (Topeka) USD #501 G.O. FGIC              Aaa/AAA      5.550       02/01/07          820,000         858,819
Shawnee KS (Thomasbroooks Apts.) Multi Hsg Rev FNMA         NR/AAA      5.250       10/01/14        1,000,000         993,410
Wellington, KS Utility Rev. AMBAC                          Aaa/AAA      4.950       05/01/11          300,000         302,565
Wellington, KS Utility Rev. AMBAC                           NR/AAA      5.000       05/01/12          250,000         252,087
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. MBIA     Aaa/AAA      6.100       10/01/04          775,000         832,869
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. MBIA     Aaa/AAA      6.000       10/01/03          250,000         267,625
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA             NR/AA       7.000       03/01/05          100,000         108,432
#Wichita, KS Multi Hsg. (Broadmoor Chelsea) Rev. FNMA       NR/AAA      5.375       07/01/10          625,000         639,363
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA    Aa/AAA      5.250       10/01/12          755,000         764,370
Wichita, KS Water & Sewer  Util. Rev. Ref. FGIC            Aaa/AAA      5.600       04/01/05          610,000         629,569
Wichita, KS Water & Sewer  Util. Rev. Ref. FGIC            Aaa/AAA      5.750       10/01/06          150,000         153,804
Wichita, KS Water & Sewer Rev. FGIG                        Aaa/AAA      5.000       10/01/15          250,000         241,250
Wichita, KS Water & Sewer Util. Rev. FGIC                  Aaa/NR       5.000       10/01/11          500,000         506,980
                                                                                                                 ------------
TOTAL KANSAS MUNICIPAL BONDS (COST:  $20,258,184)                                                                $ 20,865,280
                                                                                                                 ------------
SHORT-TERM SECURITIES (.8%)
 Federated Tax-Free Fund 73                                                                                      $     30,093
 Federated Intermediate Municipal Trust 78                                                                            149,433
                                                                                                                 ------------
TOTAL SHORT-TERM SECURITIES (COST: $180,093)                                                                     $    179,526
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $20,438,277)                                                              $ 21,044,806
OTHER ASSETS LESS LIABILITIES                                                                                         288,620
                                                                                                                 ------------
NET ASSETS                                                                                                       $ 21,333,426
                                                                                                                 =============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segragated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Funds Manager.

The accompanying notes are an integral part of these financial statements.


Financial Statements July 30, 1999

Statement of Assets and Liabilities July 30, 1999
---------------------------------------------------

Assets
     Investment in securities, at value (cost: $20,438,277)               $ 21,044,806
     Accrued interest receivable                                               395,415
     Accrued dividends receivable                                                  490
                                                                          ------------
        Total Assets                                                      $ 21,440,711
                                                                          ------------
Liabilities
     Bank overdraft                                                       $     10,947
     Dividends payable                                                          79,035
     Accrued expenses                                                           17,303
                                                                          ------------
        Total Liabilities                                                 $    107,285
                                                                          ------------

Net Assets                                                                $ 21,333,426
                                                                          ============
Net assets are represented by:
     Paid-in capital                                                      $ 21,596,919
     Accumulated undistributed net realized gain (loss) on
     Investments                                                              (870,022)
     Unrealized appreciation on investments                                    606,529
                                                                          ------------
          Total amount representing net assets applicable to
          1,781,247 outstanding shares of no par common
          stock (unlimited shares authorized)                             $ 21,333,426
                                                                          ============
Net asset value per share                                                 $      11.98
                                                                          ============
The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the year ended July 30, 1999
----------------------------------------------------------

INVESTMENT INCOME
     Interest                                                             $  1,068,785
     Dividends                                                                  17,380
                                                                          ------------
         Total Investment Income                                          $  1,086,165
                                                                          ------------
EXPENSES
     Investment advisory fees                                             $    105,661
     Transfer agent fees                                                        30,456
     Accounting service fees                                                    34,563
     Custodian fees                                                              3,168
     Transfer agent out of pockets                                               2,903
     Professional fees                                                           4,165
     Trustees' fees                                                              2,482
     Reports to shareholders                                                     2,297
     Registration and filing fees                                                  500
     Insurance Expense                                                           1,525
                                                                          ------------
        Total Expenses                                                    $    187,720
     Less expenses waived or absorbed
     by the Fund's manager                                                     (29,229)
                                                                          ------------
         Total Net Expenses                                                    158,491
                                                                          ------------
NET INVESTMENT INCOME                                                     $    927,674
                                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                              $     22,513
     Futures transactions                                                      (49,621)
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                          $   (135,565)
     Futures                                                                    (2,094)
                                                                          ------------
          Net Realized and Unrealized Gain (Loss) on
          Investments and Futures                                         $   (164,767)
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                 $    762,907
                                                                          ============


The accompanying notes are an integral part of these financial statements.

Financial Statements July 30, 1999


Statement of Changes in Net Assets
 For the year ended July 30, 1999 and  the year ended July 31, 1998
-------------------------------------------------------------------

                                                                             For The Year Ended           For The Year Ended
                                                                               July 30, 1999                 July 31, 1998
                                                                             ----------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                     $       927,674              $       993,262
     Net realized gain (loss) on investment and futures transactions                   (27,108)                    (125,540)
     Net change in unrealized appreciation (depreciation) on investments
     and futures                                                                      (137,659)                    (212,731)
                                                                             ----------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations                $       762,907              $       654,991
                                                                             ----------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.53 and $.54 per share,
     respectively)                                                             $      (927,674)             $      (993,262)
     Distributions from net realized gain on investment
     and future transactions                                                                 0                            0
                                                                             ----------------------------------------------
Total Dividends and Distributions                                              $      (927,674)             $      (993,262)
                                                                             ----------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                              $     2,012,253              $       746,870
     Proceeds from reinvested dividends                                                542,608                      603,378
     Cost of shares redeemed                                                        (1,641,509)                  (5,960,554)
                                                                             ----------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting
       From Capital Share Transactions                                          $      913,352              $    (4,610,306)
                                                                             ----------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         $      748,585              $    (4,948,577)
NET ASSETS, BEGINNING OF PERIOD                                                     20,584,841                   25,533,418
                                                                              ---------------------------------------------
NET ASSETS, END OF PERIOD                                                       $   21,333,426              $    20,584,841
                                                                              ===============================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements July 30, 1999

Note 1.     ORGANIZATION

Business Operations -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.


Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.
Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 30, 1999, a net capital loss carryforward totaling $870,022, which may be used to offset capital gains realized during subsequent years through July 31, 2007.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 30, 1999, there were unlimited shares of no par authorized; 1,781,247 and 1,705,829 shares were outstanding at July 30, 1999 and July 31, 1998, respectively.

Transactions in capital shares were as follows:

                                             Shares
                                            --------
                                  For The              For The
                                Year Ended            Year Ended
                               July 30, 1999         July 31, 1998
                              ---------------       ---------------
Shares sold                       166,145                 61,738
Shares issued on reinvestment
of dividends                       44,820                 49,895
Shares redeemed                  (135,547)              (492,742)
                              ---------------       ---------------
Net increase (decrease)            75,418               (381,109)
                              ===============       ===============


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $76,432 of investment advisory fees after partial waiver for the year ended July 30, 1999. The Fund has a payable to Ranson Capital Corporation of $7,898 at July 30, 1999 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 30, 1999, commissions earned by ND Capital, Inc. totaled $625 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $30,456 of transfer agency fees and expenses for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $2,553 at July 30, 1999 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $34,563 of accounting service fees for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $2,887 at July 30, 1999 for accounting service fees.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,617,325 and $3,354,494, respectively, for the year ended July 30, 1999.

Note 6.     INVESTMENT IN SECURITIES

At July 30, 1999, the aggregate cost of securities for federal income tax purposes was $20,438,277, and the net unrealized appreciation of investments based on the cost was $606,529, which is comprised of $658,631 aggregate gross unrealized appreciation and $52,102 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
------------------------------------------------------------------------

                                                                            For The Year Ended
                                               ---------------------------------------------------------------------------
                                                    1999             1998             1997            1996            1995
                                               ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  12.07         $  12.23        $  12.19       $   12.04        $  11.92
                                               ---------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                      $    .53         $    .54        $    .53       $     .53        $    .54
     Net realized and unrealized gain (loss)
     on investment and futures transactions         (.09)            (.16)            .04             .15             .12
                                               ---------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations                              $    .44         $    .38        $    .57        $    .68        $    .66
                                               ---------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income       $   (.53)        $   (.54)       $   (.53)       $   (.53)       $   (.54)
     Distributions from net capital gains            .00              .00             .00             .00             .00
                                               ---------------------------------------------------------------------------
        Total Distributions                     $   (.53)        $   (.54)       $   (.53)       $   (.53)       $    .54)
                                               ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  11.98         $  12.07        $  12.23        $  12.19        $  12.04
                                               =============================================================================
Total Return                                        3.70%(A)         3.17%(A)        4.76%(A)        5.75%(A)        5.72%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)   $21,333         $20,585          $25,533         $30,564         $30,678
     Ratio of net expenses
     (after expense assumption)
     to average net assets                          0.75%(B)         0.75%(B)        0.76%(B)        0.69%(B)        0.62%(B)
     Ratio of net investment income
     to average net assets                          4.39%            4.42%           4.33%           4.37%           4.57%
     Portfolio turnover rate                       16.34%           25.46%          28.68%          19.96%          63.00%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $29,229, $13,708, $40,608, $71,943, and $112,745, respectively. If the expenses had not been assumed/ waived, the annualized ratios of total expenses to average net assets would have been 0.89%, 0.82%, 0.90%, 0.92%, and 0.98%, respectively.

The accompanying notes are an integral part of these financial statements.


Tax Information For The Year Ended July 30, 1999 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                                     Dividends and Distributions Per Share
                                                                    -------------------------------------
                                                           From Net              From Net
To Shareholders of                                       Investment           Realized Short-        From Net Realized
Record                          Payment Date               Income              Term Gains             Long-Term Gains
------------------              ------------------       ----------           ---------------        ------------------
August 28, 1998                 August 31, 1998          $    .045                  -                          -
September 29, 1998              September 30, 1998            .044                  -                          -
October 29, 1998                October 30, 1998              .044                  -                          -
November 27, 1998               November 30, 1998             .044                  -                          -
December 30, 1998               December 31, 1998             .044                  -                          -
January 28, 1999                January 29, 1999              .043                  -                          -
February 25, 1999               February 26, 1999             .040                  -                          -
March 30, 1999                  March 31, 1999                .050                  -                          -
April 29, 1999                  April 30, 1999                .044                  -                          -
May 27, 1999                    May 28, 1999                  .042                  -                          -
June 29, 1999                   June 30, 1999                 .048                  -                          -
July 29, 1999                   July 30, 1999                 .045                  -                          -

Shareholders should consult their tax advisors.


                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Kansas Insured Intermediate Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Insured Intermediate Fund, (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period ended July 31, 1995, were audited by other auditors whose report dated September 11, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Insured Intermediate Fund of the Ranson Managed Portfolios, as of
July 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1999


Dear Shareholder:

We are pleased to enclose the annual report of the operations of The Nebraska Municipal Fund for the year ended July 30, 1999. The Fund's portfolio and related financial statements are presented within for your review.

As we end the first half of 1999, stabilizing global economies and the U.S. economy growing at what many economists believe is an unsustainable pace has lead the Federal Reserve to raise short-term interest rates a quarter of a percentage point. Strong consumer spending and a tight labor market were the primary factors for Mr. Greenspan's pre-emptive strike against a rise in inflation. Typically, a higher fed funds rate - the rate at which banks borrow from each other overnight - means higher rates for things such as mortgage loans, credit cards and savings accounts.

Anticipations of a Federal Reserve tightening have seen yields on the benchmark 30-year Treasury bond rise from a January yield of 5.07% to 6.10%.

Tax-free municipal yields have also risen from 5.06% to 5.41% on AAA rated bonds. This slower rise compared to Treasuries can be attributed to investor demand for tax-free bonds.

The Nebraska Municipal Fund began the year at $11.13 and closed the year at $11.01. In anticipation of stronger economic growth, the Nebraska Municipal Fund, at times during the period utilized a defensive position in U.S. Treasury futures. Share price was tempered as yields on U.S. Treasuries declined in the latter part of 1998 and stabilized as yields on U.S. Treasuries rose throughout the first half of 1999. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Nebraska tax-exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Douglas County Hospital Authority, Nebraska Public Power, and Omaha Rosenblatt Stadium Facility.

The investment objective of the Fund is to provide a high level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery                     Robert E.Walstad
Chief Portfolio Strategist                President

PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA                              51.1
AA                               17.0
A                                13.5
BBB                               1.9
NR                               16.5

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
(as a % of Net Assets)
--------------------------
[pie chart]
H-Housing                     19.1
HC-Health Care                18.5
U-Utilities                   16.0
S-School                      15.3
GO-General Obligation         13.5
O-Other                        7.5
I-Industrial                   5.7
W/S-Water/Sewer                2.5
C/L-Cop/Lease                  1.9

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

          Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

            The Nebraska           The Nebraska             The Lehman
            Municipal Fund         Municipal Fund           Brothers Muni
            w/o sales charge       w/ max sales charge      Bond Index
---------------------------------------------------------------------------
11/17/93    $10,000                 $ 9,575                 $10,000
1994        $ 9,773                 $ 9,357                 $ 9,892
1995        $10,471                 $10,026                 $10,672
1996        $11,071                 $10,600                 $11,376
1997        $11,909                 $11,402                 $12,544
1998        $12,380                 $11,853                 $13,295
1999        $12,853                 $12,306                 $13,677

Average Annual Total Returns
----------------------------
                                   For periods ending July 30, 1999
                                  ----------------------------------
                                                           Since Inception
                            1 year         5 year        (November 17, 1993)
                           -------------------------------------------------
Without sales charge         3.82%          5.63%                  4.50%
With sales charge (4.25%)    (.59)%         4.72%                  3.71%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio.
Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics
--------------
07-31-98 NAV(share value)            $11.13
07-30-99 NAV                         $11.01
Average Maturity                      19.0 years
Number of Issues                      122
Total Net Assets                     $41,942,648

Schedule of Investments July 30, 1999
Name of Issuer                                                       Rating
Percentages represent the market value of each investment         (Unaudited)  Coupon                 Principal      Market
category to total net assets                                      Moody's/S&P  Rate    Maturity       Amount         Value
---------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (98.3%)


Adams Cty., NE Hosp. Auth. #1 (Mary Lanning Memorial Hosp.) ASGUA    NR/AA    5.300%   12/15/18    $   250,000    $   249,232
NE Public Gas (American Public Energy Agency) AMBAC                 Aaa/AAA   4.700    06/01/11        200,000        197,302
Columbus, NE Combined Rev.                                           NR/NR    5.100    12/15/16        125,000        121,038
Columbus, NE Combined Rev.                                           NR/NR    5.200    12/15/17        100,000         97,198
Cuming Cty., NE School Dist. #020 (Bancraft-Rosalie)                 NR/NR    5.750    12/15/17        100,000         97,966
Dawson Cty., NE SID #1  (IBP, Inc. Proj.) Ref. G.O.                 A-3/A-    5.650    02/01/22        700,000        701,981
District Energy Corp., NE (County Bldg. & Correction) Fac. Rev.      NR/NR    5.500    07/01/13        150,000        150,490
Douglas Cty., NE Hosp. Impvt. G.O.                                   Aa/AA+   5.100    07/01/04        150,000        155,440
Douglas Cty., NE Hospital (Alegent Hlth.) Auth. #001 Rev. AMBAC     Aaa/AAA   5.250    09/01/21        250,000        246,093
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Hlth. Facs.    Aa/AA-   5.850    11/15/03        100,000        106,270
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Hlth. Facs.    Aa/AA-   6.250    11/15/22        100,000        103,677
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Hlth Facs.    Aaa/AAA   6.000    11/15/15        125,000        131,650
Douglas Cty., NE (Catholic Health Corp.) Hlth. Facs. Rev. MBIA      Aaa/AAA   5.375    11/15/15        275,000        277,794
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA                  Aaa/AAA   5.500    11/15/21        340,000        345,477
Douglas Cty., NE Hosp. Auth. #002 (Lakeside Village) Hlth.          Aaa/AAA   5.000    12/15/17        250,000        238,262
Douglas Cty., NE Hosp. Auth #2 (Bethphage Project) Rev.              NR/NR    5.400    02/01/13        120,000        118,387
Douglas Cty., NE SID #257 (Ramble Ridge) G.O.                        NR/NR    6.250    05/15/09        100,000        102,535
Douglas Cty., NE SID #295 G.O.                                       NR/NR    6.500    06/01/17        800,000        786,640
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.                      NR/NR    5.750    08/15/17        200,000        195,334
Douglas Cty., NE SID #396 (First National Business Park)             NR/NR    5.750    09/01/17        100,000         97,740
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.                          NR/NR    5.900    10/15/16        100,000        101,150
Douglas Cty., NE SID #397 (Linden Estates II)                        NR/NR    5.600    07/15/18        265,000        262,019
Douglas Cty., NE SID #397 (Linden Estates II)                        NR/NR    5.600    07/15/19        280,000        276,732
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O.                 NR/A     6.600    12/15/10        100,000        101,574
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O.                 NR/A     6.750    12/15/14        100,000        101,664
Douglas Cty., NE SD #066 G.O. (Westside Comm. Schools)              A-1/AA    5.000    12/01/17        150,000        144,012
Gage Cty., NE Hosp. Auth. #01 (Beatrice Comm. Hosp.) Hosp. Rev.      NR/NR    6.400    10/01/07        100,000        106,976
Gage Cty., NE Hosp. Auth. #01 (Beatrice Comm. Hosp.) Hosp. Rev.      NR/NR    6.750    10/01/14        200,000        216,024
Gage Cty., NE (Beatrice) School Dist. #15 G.O. AMBAC                Aaa/AAA   5.900    12/15/16        850,000        871,301
Grand Island, NE Sewer Syst. Rev.                                    NR/A     6.000    04/01/14        550,000        572,495
Hastings, NE Combined Utilities Rev.                                 NR/NR    6.875    10/15/14        100,000        101,056
Hastings, NE Elec. Rev.                                             A-3/A     6.300    01/01/19        370,000        387,090
Kearney Cty., NE Combined Util. Rev.                                A-1/NR    6.100    06/01/14        800,000        807,560
Keith Cty., NE SD #001 (Ogallala Pub. Schools) G.O.                  NR/NR    6.300    11/15/09        100,000        101,262
Lancaster Cty., NE Hosp. Auth. #001 (Sisters of Charity) Hosp.      Aaa/AAA   6.250    05/15/12        200,000        217,474
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.                NR/NR    5.700    02/01/11        100,000        100,794
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.                NR/NR    5.800    02/01/12        175,000        177,681
Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA              Aaa/AAA   5.375    06/01/19      1,275,000      1,267,439
Lincoln/Lancaster Cties., NE Public Bldg. Comm. G.O.                 NR/NR    6.200    10/15/11        100,000        104,662
Lincoln/Lancaster Cties., NE Public Bldg. Community Tax
Lease Rental                                                         Aa/AA+   5.800    10/15/18        475,000        499,928
Lincoln/Lancaster Cties., NE Public Bldg. Community Rev.             Aa/AA+   5.875    10/15/23        850,000        882,793
Lincoln, NE Various Purpose Unlimited Tax G.O.                     Aa-1/AAA   4.750    08/15/19        750,000        707,182
Lincoln, NE Elec. Syst. Rev.                                         Aa/AA+   5.750    09/01/16        750,000        769,320
Lincoln, NE Parking Rev.                                             NR/NR    6.100    08/15/09        250,000        258,628
Lincoln, NE Parking Rev.                                             NR/NR    6.150    08/15/11        100,000        103,242
Madison Cty., NE Hosp. Auth. #1 (Faith Regl. Hlth. Svcs.)            NR/AA    5.350    07/01/18        250,000        247,758
McCook, NE Pub. Pwr. Dist. Elec. Sys. Rev.                           NR/NR    6.750    12/15/09        100,000        101,544
NE Municipal Energy Agency Power Supply Syst. Rev. Ref. AMBAC       Aaa/AAA   6.000    04/01/17        200,000        207,586
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA                 Aaa/AAA   6.250    06/01/18        800,000        826,792
NE Higher Ed Jr-Sub Rev. MBIA                                       Aaa/AAA   6.400    06/01/13        300,000        320,496
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA                 Aaa/AAA   6.450    06/01/18        400,000        422,384
*NE Hgr. Educ. Loan Program Student Loan MBIA                       Aaa/AAA   5.875    06/01/14      1,350,000      1,381,671
NE Student Loan Program B Rev. MBIA                                 Aaa/AAA   6.000    06/01/28        100,000         98,770
NE Educ. Finance Auth. (Concordia Teachers College) Rev.             NR/NR    5.900    12/15/15        100,000        101,331
NE Educ. Finance Auth. (Dana College) Rev. G.O. of Instn.            NR/NR    6.750    06/01/14        100,000        109,822
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O.          NR/NR    6.250    06/15/15        300,000        303,213
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC                 Aaa/AAA   5.950    01/01/11        300,000        325,203
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O.          NR/NR    5.550    06/15/18        500,000        512,805
NE Educ. Finance Auth. (Grace Univ.) Rev.                            NR/NR    5.300    02/01/15        200,000        192,630
NE Educ. Finance Auth. (Grace Univ.) Rev.                            NR/NR    5.500    02/01/19        200,000        189,912
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA      Aa/NR    6.800    12/01/15        360,000        377,147
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA      Aa/NR    6.850    12/01/25        525,000        550,043
NE Invmt. Finance Auth. (Kings Gate Sr. Apts.) Multifamily Hsg.      NR/AAA   5.350    03/01/29        290,000        287,172
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.            Aa/AA    5.125    12/01/17        200,000        195,602
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                  NR/A+    4.600    07/01/08        100,000         99,016
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                  NR/A+    4.700    07/01/09        100,000         98,997
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                  NR/A+    4.800    07/01/10        100,000         98,898
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                  NR/A+    4.900    07/01/11        100,000         98,742
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.                NR/AAA   6.300    03/01/17        175,000        185,281
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA   6.600    09/01/20        660,000        691,588
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA              NR/AAA   7.300    09/01/26        390,000        408,689
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA               NR/AAA   6.150    03/01/09        100,000        103,630
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA               NR/AAA   6.200    09/01/10        100,000        102,957
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA             NR/AAA   6.500    09/01/18        400,000        418,292
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA            NR/AAA   6.400    09/01/26        250,000        260,348
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.                NR/AAA   5.950    03/01/27        100,000        102,605
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA            NR/AAA   6.250    09/01/28        220,000        227,126
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA            NR/AAA   5.850    09/01/17         95,000         97,526
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA                 NR/AAA   6.200    09/01/17        250,000        262,143
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA                 NR/AAA   6.250    03/01/21        300,000        315,204
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA   6.300    09/01/28      1,105,000      1,160,891
NE Invmt. Finance Auth. Single Family Hsg. Rev.                      NR/AAA   5.850    09/01/28        465,000        473,998
NE Invmt. Finance Auth. Single Family Hsg. Rev.                      NR/AAA   5.250    09/01/28        250,000        245,128
#NE Invmt. Finance Auth. (Children Healthcare Svcs.) Rev. AMBAC     Aaa/AAA   5.500    08/15/27      1,000,000      1,008,020
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA                   NR/AAA   6.200    06/01/28        495,000        507,736
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA                   NR/AAA   6.000    06/01/17        500,000        518,690
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA                   NR/AAA   6.100    06/01/29        500,000        513,295
NE Invmt. Finance Auth. Multifamily Hsg. (Waterbrook) Rev.          Aaa/AAA   5.600    04/01/07        210,000        220,609
NE Public Gas Agency (Gas Supply Sys.) Rev.                       Baa-1/NR    6.250    04/01/05        200,000        210,970
NE Public Gas Agency (Gas Supply Sys.) Rev.                       Baa-1/NR    5.650    04/01/06        200,000        208,370
NE Public Power Dist. (Power Supply Syst.) Rev MBIA                 Aaa/AAA   5.000    01/01/28        250,000        237,740
NE Public Power Dist. (Power Supply Syst.) Rev. MBIA                Aaa/AAA   5.000    01/01/28        700,000        665,672
NE Public Power Dist. (Power Supply Syst.) Rev. FSA                 Aaa/AAA   5.125    01/01/19        750,000        729,210
NE Public Power Dist. (Elec. System) Rev. Coll. Govts.              Aaa/AAA   6.250    01/01/12        150,000        161,112
NE Public Power Dist. (Power Supply Syst.) Rev.                     Aaa/AAA   6.125    01/01/15        390,000        423,131
NE Public Power Dist. (Power Supply Syst.) Rev.                     Aaa/AAA   5.750    01/01/20        250,000        260,218
NE State Colleges Facs. Deferred Maintenance Project                 NR/A     5.050    09/15/09        325,000        323,330
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.)              NR/AAA   6.500    05/15/14        300,000        327,873
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASSET GUAR   NR/AA    5.450    11/15/17        400,000        399,456
NE Elem. & Secondary School Fin. Auth. (Creighton Prep)              NR/BBB+  5.000    07/15/09        250,000        246,220
North Platte, NE Spec. Assessment G.O.                               NR/NR    6.200    03/15/15        100,000        100,314
Northeast NE Solid Waste Facs. Rev. MBIA                            Aaa/AAA   5.900    05/15/15        600,000        604,878
Northeast NE Juvenile Svcs. (Detention) 1st Mrtge. Rev.              NR/NR    6.375    06/01/17        770,000        769,492
Omaha, NE Various Purpose                                           Aaa/AAA   6.250    12/01/12        250,000        276,250
Omaha, NE Various Purpose                                           Aaa/AAA   6.250    12/01/14        250,000        275,063
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.          Aa-1/AA+   5.700    09/15/15        750,000        789,180
Omaha, NE Public Power Dist. Elec. Syst. Rev.                        NR/AA    6.000    02/01/15        330,000        359,509
Omaha, NE Public Power Dist. Elec. Syst. Rev.                        Aa/NR    6.200    02/01/17        650,000        717,359
Omaha, NE (Rosenblatt Stadium) Facs. Rev.                          Aa-1/AA+   5.000    11/01/18        500,000        481,985
Otoe Cty., NE School Dist. #111 (Nebraska City) Ref. AMBAC          Aaa/AAA   5.800    11/15/14        400,000        404,224
Platte Cty., NE (Columbus) SD #001 GO School Building Bonds           A/NR    5.000    12/15/19        500,000        484,260
Sarpy Cty., NE SID #86 (Willow Springs) G.O.                         NR/NR    6.250    01/15/17        100,000         99,288
Sarpy Cty., NE SID #52 (Prairie Corners) G.O.                        NR/NR    6.000    10/01/17        300,000        294,759
Sarpy Cty., NE SID #142 (Fair Meadows) Ref. G.O.                     NR/NR    5.850    08/15/17        100,000         98,654
Scotts Bluff Cty., NE Hosp. Auth. #1 (Regl West Medl. Ctr.)         A-3/A-    5.125    11/15/19      1,250,000      1,187,112
Scotts Bluff Cty., NE Hosp. Auth. #1 (Regl West Medl. Ctr.)         A-3/A-    5.250    11/15/28        500,000        477,385
Washington Cty., NE School Dist. #1 G.O.                             NR/A     5.800    07/15/11        100,000        101,154
Washington Cty., NE School Dist. #1 G.O.                             NR/A     5.900    07/15/15        135,000        136,277
Western NE Community College COP's                                   NR/NR    6.550    10/15/13        150,000        156,184
York, NE Water Rev.                                                  NR/NR    5.150    06/01/17        250,000        244,837
York, NE Sewer Syst. Rev.                                            NR/NR    5.850     06/01/12        140,000        142,57
York, NE Sewer Syst. Rev.                                            NR/NR    6.000     06/01/17        100,000        98,483
                                                                                                                   ----------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $40,394,251)                                                                $41,224,373
                                                                                                                   ----------
SHORT-TERM SECURITIES (.7%)
 Federated Tax-Free Fund 73                                                                                       $    64,410
 Federated Intermediate Municipal Trust 78                                                                            224,135
                                                                                                                   ----------
TOTAL SHORT-TERM SECURITIES (COST: $289,410)                                                                      $   288,545
                                                                                                                   ----------
TOTAL INVESTMENTS IN SECURITIES (COST: $40,683,661)                                                               $41,512,918
OTHER ASSETS LESS LIABILITIES                                                                                         429,730
                                                                                                                   ----------
NET ASSETS                                                                                                        $41,942,648
                                                                                                                  ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



Statement of Assets and Liabilities   July 30, 1999
---------------------------------------------------

Assets
     Investment in securities, at value (Cost: $40,683,661)        $    41,512,918
     Accrued interest receivable                                           605,908
     Accrued dividends receivable                                            1,777
     Receivable for fund shares sold                                        50,000
                                                                   ---------------
        Total Assets                                               $    42,170,603
                                                                   ---------------
Liabilities
     Dividends payable                                             $       172,321
     Accrued expenses                                                       30,040
     Payable for fund shares redeemed                                       25,594
                                                                   ---------------
        Total Liabilities                                          $       227,955
                                                                   ---------------


Net Assets                                                         $    41,942,648
                                                                   ===============

Net assets are represented by:
     Paid-in capital                                               $    42,850,706
     Accumulated undistributed net realized gain (loss) on
     Investments                                                        (1,737,315)
     Unrealized appreciation on investments                                829,257
                                                                   ---------------
          Total amount representing net assets applicable to
           3,808,712 outstanding shares of no par common
          stock (Unlimited shares authorized)                      $    41,942,648
                                                                   ===============
Net asset value per share                                          $         11.01
                                                                   ===============

Statement of Operations  For the year ended July 30, 1999
---------------------------------------------------------

INVESTMENT INCOME
     Interest                                                      $     1,664,770
     Dividends                                                              16,250
                                                                  ----------------
         Total Investment Income                                   $     1,681,020
                                                                  ----------------

EXPENSES
     Investment advisory fees                                      $       151,507
     Service fees                                                           75,753
     Transfer agent fees                                                    42,192
     Accounting service fees                                                39,190
     Custodian fees                                                          4,669
     Transfer agent out of pockets                                           4,490
     Professional fees                                                       4,471
     Reports to shareholders                                                 2,743
     Trustees fees                                                           2,878
     Registration and filing fees                                            2,207
     Amortization of organization costs                                      1,868
     Insurance expense                                                       1,958
                                                                   ---------------
         Total Expenses                                            $       333,926

     Less expenses waived or absorbed
     by the Fund's manager                                                (119,949)
                                                                   ---------------
          Total Net Expenses                                       $       213,977
                                                                   ---------------
NET INVESTMENT INCOME                                              $     1,467,043
                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                       $        65,174
     Futures transactions                                                  116,437
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                          (755,751)
     Futures                                                                (2,792)
                                                                   ---------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                  $      (576,932)
                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $       890,111
                                                                   ===============

The accompanying notes are an integral part of these financial statements.

Financial Statements July 30, 1999


Statement of Changes in Net Assets
 For the year ended July 30, 1999 and the year ended July 31, 1998
------------------------------------------------------------------


                                                                               For The Year                 For The Year
                                                                                   Ended                        Ended
                                                                               July 30, 1999                July, 31 1998
                                                                           ---------------------        ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                     $    1,467,043                $     1,380,231
     Net realized gain (loss) on investment and futures transactions                  181,611                       (383,905)
     Net change in unrealized appreciation (depreciation) on investments
     and futures                                                                     (758,543)                        49,878
                                                                           -------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations                $      890,111                $     1,046,204
                                                                           -------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.54 and $.56 per share, respectively)                                   $   (1,467,043)               $    (1,380,231)
     Distributions from net realized gain on investment
     and futures transactions                                                               0                              0
                                                                           -------------------------------------------------
          Total Dividends and Distributions                                    $   (1,467,043)               $    (1,380,231)
                                                                           -------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                              $    5,450,673                $     2,803,618
     Shares issued in connection with the Fund reorganization                      12,877,367                              0
     Proceeds from reinvested dividends                                               944,562                        915,428
     Cost of shares redeemed                                                       (3,071,400)                    (4,868,195)
                                                                           -------------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions                                      $   16,201,202                $    (1,149,149)
                                                                           -------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        $   15,624,270                $    (1,483,176)

NET ASSETS, BEGINNING OF PERIOD                                                    26,318,378                     27,801,554
                                                                           -------------------------------------------------
NET ASSETS, END OF PERIOD                                                      $   41,942,648                $    26,318,378
                                                                           ==================================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements July 30, 1999

Note 1.     ORGANIZATION

Business Operations - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.
Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis beginning December 12, 1993. Organizational costs were fully amortized at year end July 30, 1999. Accumulated amortization at July 30, 1999 totaled $27,054.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 30, 1999, a net capital loss carryforward totaling $1,737,315, which may be used to offset capital gains realized during subsequent years through July 31, 2007.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 30, 1999, there were unlimited shares of no par authorized; 3,808,712 and 2,365,171 shares were outstanding at July 30, 1999 and July 31, 1998, respectively.

Transactions in capital shares were as follows:

                                                        Shares
                                            ------------------------------
	                                               For The          For The
	                                             Year Ended       Year Ended
	                                            July 30, 1999   July 31, 1998
                                            ------------------------------
Shares sold                                     484,495          251,824
Shares issued in connection with the Fund
Reorganization                                1,148,739                0
Shares issued on reinvestment of dividends       84,149           82,101
Shares redeemed                                (273,842)        (436,786)
                                            ------------------------------
Net increase (decrease)                       1,443,541         (102,861)
                                            ==============================
Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $107,311 of investment advisory fees after partial waiver for the year ended July 30, 1999. The Fund has a payable to Ranson Capital Corporation of $14,151 at
July 30, 1999 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 30, 1999, no commissions were earned by ND Capital, Inc.

The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the year ended July 30, 1999.

ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $42,192 of transfer agency fees for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $4,508 at July 30, 1999 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $39,190 of accounting service fees for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $3,753 at July 30, 1999 for accounting service fees.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $8,089,878 and $3,806,481, respectively, for the year ended July 30, 1999.

Note 6.     INVESTMENT IN SECURITIES

At July 30, 1999, the aggregate cost of securities for federal income tax purposes was $40,683,661, and the net unrealized appreciation of investments based on the cost was $829,257, which is comprised of $1,122,455 aggregate gross unrealized appreciation and $293,198 aggregate gross unrealized depreciation.

Note 7.  PLAN OF REORGANIZATION

An agreement and plan of reorganization was approved effective May 21, 1999 by the shareholders of the Lancaster Nebraska Tax Free Fund (Lancaster). Pursuant to the agreement, the Fund, in exchange for the assets of Lancaster, assumed certain liabilities of Lancaster and issued shares of the Fund to shareholders of Lancaster on a pro rata basis.

On the date of exchange, 1,148,739 shares of the Fund were issued to the shareholders of Lancaster for net assets of $12,877,367, including $434,196 of unrealized appreciation, at $11.21 per share. As of May 21, 1999, Lancaster had an accumulated undistributed net realized loss on investments of $406,497. The combined net assets of the Fund and Lancaster immediately after the reorganization was $42,459,680

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                          For the          For the           For the          For The            For The
                                        Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
                                       July 30, 1999     July 31, 1998    July 31, 1997    July 31, 1996     July 31, 1995
                                       -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $    11.13        $    11.26       $    11.00       $     10.95        $    10.82
                                       -----------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income              $      .54        $      .56       $      .55       $       .57        $      .59
     Net realized and unrealized gain
    (loss) on investment and
     futures transactions                     (.12)             (.13)             .26               .05               .13
                                       -----------------------------------------------------------------------------------
        Total Income (Loss)
        From Investment Operations      $      .42        $      .43       $      .81       $       .62        $      .72
                                      ------------------------------------------------------------------------------------
Less Distributions:
     Dividends from net
     investment income                  $     (.54)       $     (.56)      $     (.55)      $      (.57)       $     (.59)
     Distributions from net
     capital gains                             .00               .00              .00               .00               .00
                                      ------------------------------------------------------------------------------------
        Total Distributions             $     (.54)       $     (.56)      $     (.55)      $      (.57)       $     (.59)
                                     -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $    11.01        $    11.13       $    11.26       $     11.00        $    10.95
                                     =======================================================================================
Total Return                                  3.82%(A)          3.95%(A)         7.57%(A)          5.73%(A)          7.14%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands)                     $41,943           $26,318          $27,802         $18,077             $14,445
     Ratio of net expenses
    (after expense assumption)
     to average net assets                    0.70%(B)          0.63%(B)         0.71%(B)          0.62%(B)          0.35%(B)
     Ratio of net investment
     income to average net assets             4.83%             5.06%            5.03%             5.13%             5.63%
     Portfolio turnover rate                 12.58%            26.36%           42.84%            27.20%           140.00%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital
    Corporation assumed/waived    expenses of $119,949, $51,233, $124,394,
    $129,053, and $146,913, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.10%, 0.81%, 1.22%, 1.38%, and 1.66%, respectively.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 30, 1999 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:


Dividends and Distributions Per Share
-------------------------------------

                                                                         From Net            From Net             From Net
To Shareholders of                                                      Investment        Realized Short-      Realized Long-
Record                      Payment Date                                  Income            Term Gains           Term Gains
--------------------------------------------------------------------------------------------------------------------------
August 28, 1998             August 31, 1998                               $   .046              -                    -
September 29, 1998          September 30, 1998                                .045              -                    -
October 29, 1998            October 30, 1998                                  .045              -                    -
November 27, 1998           November 30, 1998                                 .045              -                    -
December 30, 1998           December 31, 1998                                 .045              -                    -
January 28, 1999            January 29, 1999                                  .044              -                    -
February 25, 1999           February 26, 1999                                 .041              -                    -
March 30, 1999              March 31, 1999                                    .051              -                    -
April 29, 1999              April 30, 1999                                    .045              -                    -
May 27, 1999                May 28, 1999                                      .042              -                    -
June 29, 1999               June 30, 1999                                     .049              -                    -
July 29, 1999               July 30, 1999                                     .045              -                    -


Shareholders should consult their tax advisors.


INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Nebraska Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Nebraska Municipal Fund, (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 30, 1999, the related statement of operations for the year ended July 30, 1999, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period ended July 31, 1995, was audited by other auditors whose report dated September 11, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nebraska Municipal Fund of the Ranson Managed Portfolio, as of July 30, 1999, the results of its operations for the year ended July 30, 1999, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1999

Dear Shareholder:

We are pleased to enclose the annual report of the operations of The Oklahoma Municipal Fund for the year ended July 30, 1999. The Fund's portfolio and related financial statements are presented within for your review.

As we end the first half of 1999, stabilizing global economies and the U.S. economy growing at what many economists believe is an unsustainable pace has lead the Federal Reserve to raise short-term interest rates a quarter of a percentage point. Strong consumer spending and a tight labor market were the primary factors for Mr. Greenspan's pre-emptive strike against a rise in inflation. Typically, a higher fed funds rate - the rate at which banks borrow from each other overnight - means higher rates for things such as mortgage loans, credit cards and savings accounts.

Anticipations of a Federal Reserve tightening have seen yields on the benchmark 30-year Treasury bond rise from a January yield of 5.07% to 6.10%.

Tax-free municipal yields have also risen from 5.06% to 5.41% on AAA rated bonds. This slower rise compared to Treasuries can be attributed to investor demand for tax-free bonds.

The Oklahoma Municipal Fund began the year at $11.68 and closed the year at $11.61. In anticipation of stronger economic growth, the Oklahoma Municipal Fund, at times during the period utilized a defensive position in U.S. Treasury futures. Share price was tempered as yields on U.S. Treasuries declined in the latter part of 1998 and stabilized as yields on U.S. Treasuries rose throughout the first half of 1999. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Oklahoma double exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Oklahoma Housing Authority, Oklahoma State University, and Oklahoma State Industrial Finance bonds.

The investment objective of the Fund is to provide a high level of current income exempt from both federal income tax and, to the extent indicated in the prospectus, Oklahoma income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery                     Robert E.Walstad
Chief Portfolio Strategist                President



Terms & Definitions
-------------------

Appreciation
    Increase in value of an asset.

Average Annual Total Return
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
    The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
    Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
    Actual (or estimated) price at which a bond trades in the market place.

Maturity
    A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

Net Asset Value (NAV)
    The value of all your fund's assets, minus any liabilities, divided
    by the number of outstanding shares, not    including any initial
    sales charge.

Quality Ratings
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA          51.8
AA           11.8
A             4.8
BBB          17.5
NR           14.1

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
S-School                       38.4
HC-Health Care                 19.6
H-Housing                       9.5
GO-General Obligation           7.3
U-Utilities                     7.2
T-Transportation	              5.9
O-Other                         5.3
W/S-Water/Sewer                 3.6
I-Industrial                    3.2

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

       Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

         The Oklahoma Municipal  The Oklahoma Municipal    Lehman Brothers
         Fund w/o sales charge   Fund w/ max sales charge  Municipal Bond Index
         ----------------------------------------------------------------------
09/25/96 $10,000                 $ 9,575                   $10,000
1997     $10,779                 $10,321                   $11,027
1998     $11,186                 $10,711                   $11,687
1999     $11,662                 $11,166                   $12,024

Average Annual Total Returns
                                  For periods ending July 30, 1999
                                  --------------------------------
                                                          Since Inception
                              1 year        5 year      (September 25, 1996)
----------------------------------------------------------------------------
Without sales charge            4.25%         NA                 5.55%
With sales charge (4.25%)       (.18)%        NA                 3.95%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics
--------------
07-31-98 NAV (share value)           $11.68
07-30-99 NAV                         $11.61
Average Maturity                      20.1 years
Number of Issues                      50
Total Net Assets                     $16,135,191


<CAPTION
Schedule of Investments July 30, 1999

Name of Issuer                                                       Rating
Percentages represent the market value of each investment           (Unaudited)  Coupon    Maturity     Principal      Market
category to total net assets                                        Moodys/S&P    Rate                    Amount       Value
---------------------------------------------------------------------------------------------------------------------------

OKLAHOMA MUNICIPAL BONDS (97.7%)

Eastern OK Board of Regents (State College) Student Facs. Rev.      NR/NR       6.100%    06/01/17   $  150,000   $   152,931
Edmond Economic Dev. Auth., OK. Student Housing Rev.             Baa-3/NR       5.375     12/01/19      100,000        98,723
Edmond Economic Dev. Auth., OK. Student Housing Rev.             Baa-3/NR       5.500     12/01/28      865,000       843,479
Grand River Dam Auth. Rev. Ref.                                      A/A-       5.000     06/01/12      135,000       134,865
*Grand River Dam Auth., OK Rev. AMBAC                              Aaa/AAA      6.250     06/01/11      210,000       240,469
Grand River Dam Auth., OK Rev. Ref. AMBAC                          Aaa/AAA      5.500     06/01/13      290,000       311,031
OK Agric. & Mech. Coll. (Univ. of OK) Mult. Facs. Rev. AMBAC       Aaa/NR       4.900     05/01/17      590,000       578,884
OK Agric. & Mech. Coll. (OK State Univ.) Athl. Facs. AMBAC         Aaa/NR       5.000     08/01/24      400,000       390,056
OK Agric. & Mech. Coll. (OK State Univ.) Util. Syst. FGIC          Aaa/AAA      5.000     07/01/13      600,000       600,954
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC          Aaa/AAA      5.000     05/01/18      500,000       487,695
OK Capital Impvt. Auth. (State Office Building) Rev.                 A/NR       5.500     10/01/16      105,000       107,099
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA         Aaa/AAA      5.100     03/01/16      140,000       139,511
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA         Aaa/AAA      5.150     03/01/21      100,000        98,791
OK Devl. Finance Auth. (Central OK Univ.)                         Aa-3/NR       5.300     12/01/18      100,000        99,115
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.                  A/NR       5.250     11/01/11      120,000       122,753
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.                  A/NR       5.300     11/01/12      275,000       282,056
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref.      Baa/BBB+     5.625     08/15/19    1,000,000       968,800
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref.      Baa/BBB+     5.625     08/15/29      295,000       286,448
OK Devl. Finance Auth. (Langston Univ. Athletic Facs.) Rev.         NR/NR       5.250     12/01/23      500,000       476,680
*OK Devl. Finance Auth. (OK  City Univ.) Rev. Ref. AMBAC           Aaa/AAA      5.125     06/01/17      555,000       547,241
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.               NR/NR       6.200     11/01/07      100,000       108,320
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.               NR/NR       6.500     11/01/13       75,000        81,827
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.               NR/NR       5.750     03/01/13      400,000       404,976
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.              NR/NR       6.000     03/01/18      600,000       601,620
OK Devl. Finance Auth. (St. Ann's Retire.Village) Rev. MBIA        Aaa/NR       5.000     12/01/28    1,000,000       944,950
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Proj.) Rev. AMBAC     Aaa/AAA      5.100     08/01/15      750,000       747,540
OK Devl. Finance Auth. Facs. (Univ. of OK-Norman) Rev. FSA         Aaa/AAA      5.625     07/01/13       50,000        52,573
OK Devl. Finance Auth. Facs. (OK State Univ.) Rev. FSA             Aaa/NR       5.000     07/01/18       70,000        68,525
OK Housing Finance Agency Single Family GNMA                       Aaa/NR       5.375     03/01/20      800,000       797,872
OK Housing Finance Agency Single Family GNMA/FNMA                  Aaa/NR       5.150     09/01/20      750,000       734,857
OK State Indl. Finance Auth. G.O.                                 Aa-3/NR       5.300     09/01/11       50,000        50,950
OK State Indl. Finance Auth. G.O.                                 Aa-3/NR       5.400     09/01/12       50,000        51,096
OK State Indl. Finance Auth. G.O.                                 Aa-3/NR       5.000     04/01/13      400,000       394,768
OK State Municipal Power Auth. Rev. MBIA                           Aaa/AAA      5.875     01/01/12      100,000       108,466
OK State Municipal Power Auth. Rev. MBIA                           Aaa/AAA      5.750     01/01/24      340,000       368,472
OK State Student Loan Auth.                                          A/NR       6.350     09/01/25      100,000       104,650
OK State Turnpike Auth. Rev. AMBAC                                 Aaa/AAA      5.500     01/01/22      200,000       200,340
OK State Turnpike Auth. Rev. FGIC                                  Aaa/AAA      5.000     01/01/14      250,000       251,283
OK State Turnpike Auth. Rev. FGIC                                  Aaa/AAA      5.250     01/01/28      250,000       250,103
OK State Turnpike Auth. Rev. FGIC                                  Aaa/AAA      5.000     01/01/28      250,000       243,448
OK State Unlimited Tax G.O.                                       Aa-3/AA       5.200     07/15/16      450,000       450,635
OK State Unlimited Tax G.O.                                       Aa-3/AA       5.200     07/15/18      145,000       142,802
OK State Unlimited Tax G.O.                                       Aa-3/AA       5.100     07/15/13       90,000        90,833
OK State Water (Loan Program) Rev.                                  NR/AA       6.250     10/01/12       50,000        54,110
OK State Water (Loan Program) Rev.                                  NR/AA       5.400     09/01/15      105,000       108,470
*OK State Water (Loan Program) Rev.                                 NR/AA       5.100     09/01/16      415,000       413,352
Oklahoma Cnty, OK Finance Auth. (Epworth Villa) Rev. Ref.           NR/NR       6.500     04/01/15      200,000       198,616
Oklahoma Cnty, OK Finance Auth. (Epworth Villa) Rev. Ref.           NR/NR       7.000     04/01/22      200,000       198,102
Oklahoma Cnty, OK Indl. Auth. (Benevolent Association) Ref.      Baa-1/NR       6.150     01/01/11      100,000       105,399
Oklahoma Cnty, OK Indl. Auth. (Benevolent Association) Ref.      Baa-1/NR       5.500     02/01/29      500,000       460,680
                                                                                                                  -----------
TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $15,904,989)                                                              $ 15,757,216
                                                                                                                 ------------
SHORT-TERM SECURITIES (.8%)
   Federated Tax-Free Fund 73                                                                                    $     66,679
   Federated Intermediate Municipal Trust 78                                                                           60,058
                                                                                                                 ------------
TOTAL SHORT-TERM SECURITIES (COST: $126,679)                                                                     $    126,737
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $16,031,668)                                                              $ 15,883,953
OTHER ASSETS LESS LIABILITIES                                                                                         251,238
                                                                                                                 ------------
NET ASSETS                                                                                                       $ 16,135,191
                                                                                                                 ============


*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 30, 1999

Statement of Assets and Liabilities July 30, 1999
-------------------------------------------------

Assets
     Investment in securities, at value (Cost: $16,031,668)        $    15,883,953
     Receivable for fund shares sold                                        20,233
     Accrued interest receivable                                           238,010
     Accrued dividends receivable                                              683
     Deferred organization costs                                            15,192
     Variation margin on futures                                            66,752
                                                                   ---------------
        Total Assets                                               $    16,224,823
                                                                   ---------------
Liabilities
     Payable for fund shares redeemed                              $        10,000
     Dividends payable                                                      66,895
     Accrued expenses                                                       12,737
                                                                   ---------------
        Total Liabilities                                          $        89,632
                                                                   ---------------
Net Assets                                                         $    16,135,191
                                                                   ===============
Net assets are represented by:
     Paid-in capital                                               $    16,247,377
     Accumulated undistributed net realized gain
    (loss) on investments                                                   35,529
     Unrealized appreciation on investments                               (147,715)
                                                                   ---------------
          Total amount representing net assets applicable to
          1,389,571 outstanding shares of no par common
          stock (unlimited shares authorized)                      $    16,135,191
                                                                   ===============
Net asset value per share                                          $         11.61
                                                                   ===============
The accompanying notes are an integral part of these financial statements.


Statement of Operations For the year ended July 30, 1999
--------------------------------------------------------

INVESTMENT INCOME
     Interest                                                      $       757,441
     Dividends                                                              14,910
                                                                   ---------------
         Total Investment Income                                   $       772,351
                                                                   ---------------
EXPENSES
     Investment advisory fees                                               75,641
     Service fees                                                           37,821
     Transfer agent fees                                                    23,052
     Accounting service fees                                                31,978
     Custodian fees                                                          2,313
     Registration and filing fees                                            1,880
     Transfer agent out of pockets                                             803
     Trustees fees                                                           2,173
     Reports to shareholders                                                 1,655
     Amortization of organizational costs                                    5,310
     Professional fees                                                       3,933
     Insurance expense                                                         586
                                                                  ----------------
         Total Expenses                                           $        187,145
     Less expenses waived or absorbed
     by the Fund's manager                                                (133,089)
                                                                  ----------------
          Total Net Expenses                                      $         54,056
                                                                  ----------------
NET INVESTMENT INCOME                                             $        718,295
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) on:
     Investment transactions                                      $         13,809
     Futures transactions                                                   89,865
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                          (255,507)
     Futures                                                                (1,396)
                                                                   ---------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                  $      (153,229)
                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $       565,066
                                                                   ===============


The accompanying notes are an integral part of these financial statements.

Financial Statements July 30, 1999


Statement of Changes in Net Assets
 For the year ended July 30, 1999 and the year ended July 31, 1998
-------------------------------------------------------------------


                                                                          For The                   For The
                                                                         Year Ended               Year Ended
                                                                         July 30,1999            July 31, 1998
                                                                     --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                               $      718,295          $     522,753
     Net realized gain (loss) on investment and futures transactions            103,674                (68,145)
     Net change in unrealized appreciation (depreciation) on investments
     and futures                                                               (256,903)               (30,903)
                                                                         -------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations          $      565,066          $     423,705
                                                                         -------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.56 and $.60 per share,
     respectively)                                                       $     (718,295)         $    (522,753)
     Distributions from net realized gain on investment and
     Futures transactions ($.00 and $.02 per share, respectively)                     0                (19,246)
                                                                         -------------------------------------
          Total Dividends and Distributions                              $     (718,295)         $    (541,999)
                                                                         -------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                        $    8,624,247          $   8,032,955
     Proceeds from reinvested dividends                                         441,883                294,779
     Cost of shares redeemed                                                 (4,112,946)            (3,464,879)
                                                                         -------------------------------------
      Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                                    $    4,953,184          $   4,862,855
                                                                         -------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  $    4,799,955          $   4,744,561
NET ASSETS, BEGINNING OF PERIOD                                              11,335,236              6,590,675
                                                                         -------------------------------------
NET ASSETS, END OF PERIOD                                                $   16,135,191          $  11,335,236
                                                                         =====================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 30, 1999

Note 1.     ORGANIZATION

Business Operations - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September
25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes.
The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.
Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997. Accumulated amortization at July 30, 1999, totaled $11,358, leaving an unamortized balance of $15,192.

Federal and State income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.


Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 30, 1999, there were unlimited shares of no par authorized; on July 30, 1999, and July 31, 1998, there were 1,389,571 and 970,625 shares outstanding, respectively.

Transactions in capital shares were as follows:

                                                        Shares
	                                                     -------------
	                                              For The            For The
	                                             Year Ended         Year Ended
	                                            July 30, 1999     July 31, 1998
                                            -------------------------------
Shares sold                                    730,053           684,086
Shares issued on reinvestment of dividends      37,403            25,084
Shares redeemed                               (348,510)         (294,163)
                                           --------------------------------
Net increase (decrease)                        418,946           415,007
                                           ================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $4,998 of investment advisory fees after partial waiver for the year ended July 30, 1999. The Fund has a payable to Ranson Capital Corporation of $3,223 at July 30, 1999 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation, (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the year ended July 30, 1999.

ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $4,114 of transfer agent fees and expenses after partial waiver for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $2,026 at July 30, 1999 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $26,292 of accounting service fees after partial waiver for the year ended July 30, 1999. The Fund has a payable to ND Resources, Inc. of $2,694 at July 30, 1999 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $9,665,620 and $4,692,834, respectively, for the year ended July 30, 1999.

Note 6.     INVESTMENT IN SECURITIES

At July 30, 1999, the aggregate cost of securities for federal income tax purposes was $16,031,668, and the net unrealized depreciation of investments based on the cost was $147,715, which is comprised of $91,554 aggregate gross unrealized appreciation and $239,269 aggregate gross unrealized depreciation.


Financial Highlights Selected per share data and ratios for the period indicated
                                              ----------------------------------------------------------------------------
                                                                                                          For The Period
                                                 For the                     For the                      Since Inception
                                               Year Ended                  Year Ended                    (Sept. 25, 1996)
                                              July 30, 1999               July 31, 1998                Through July 31, 1997
                                             -----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   11.68                  $    11.86                      $    11.49
                                                -------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                      $     .56                  $      .60                      $      .50
     Net realized and unrealized gain (loss)
     on investment and futures transactions          (.07)                       (.16)                            .37
                                                -------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations                              $     .49                  $      .44                      $      .87
                                                -------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income       $    (.56)                 $     (.60)                     $     (.50)
     Distributions from net capital gains             .00                        (.02)                            .00
                                                -------------------------------------------------------------------------
        Total Distributions                     $    (.56)                 $     (.62)                     $     (.50)
                                                -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $   11.61                  $    11.68                      $    11.86
                                                =========================================================================
Total Return                                         4.25%(A)                    3.81%(A)                        7.79%(A)(B)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)   $16,135                   $11,335                          $6,591
     Ratio of net expenses
     (after expense assumption) to average
     net assets                                      0.36%(C)                    0.20%(C)                        0.11%(C)
     Ratio of net investment income to
     average net assets                              4.74%                       5.08%                           3.70%
     Portfolio turnover rate                        32.09%                      53.32%                          63.70%

(A)  Excludes maximum sales charge of 4.25%.
 (B)  Ratio was annualized.
     During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $133,089, $53,180, and $34,609, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.23%, 0.71% and 2.01%, respectively.

The accompanying notes are an integral part of these financial statements.


Tax Information For The Year Ended July 30, 1999 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                                Dividends and Distributions Per Share
                                                               -------------------------------------
                                                       From Net                  From Net                      From Net
To Shareholders of                                    Investment             Realized Short-                Realized Long-
Record                     Payment Date                 Income                  Term Gains                    Term Gains
------------------         ------------------         ----------             ---------------                --------------

August 28, 1998            August 31, 1998             $    .047                     -                             -
September 29, 1998         September 30, 1998               .047                     -                             -
October 29, 1998           October 30, 1998                 .047                     -                             -
November 27, 1998          November 30, 1998                .046                     -                             -
December 30, 1998          December 31, 1998                .046                     -                             -
January 28, 1999           January 29, 1999                 .045                     -                             -
February 25, 1999          February 26, 1999                .043                     -                             -
March 30, 1999            March 31, 1999                    .053                     -                             -
April 29, 1999            April 30, 1999                    .048                     -                             -
May 27, 1999              May 28, 1999                      .044                     -                             -
June 29, 1999             June 30, 1999                     .051                     -                             -
July 29, 1999             July 30, 1999                     .048                     -                             -

Shareholders should consult their tax advisors.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Oklahoma Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Oklahoma Municipal Fund, (one of the portfolio's constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 30, 1999, the related statement of operations for the year ended July 30, 1999, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 30, 1999, July 31, 1998, and for the period from inception (September 25, 1996) through July 31, 1997. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oklahoma Municipal Fund of the Ranson Managed Portfolios, as of July 30, 1999, the results of its operations for the year ended July 30, 1999, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 30, 1999, July 31, 1998, and for the period from inception (September 25, 1996) through July 31, 1997, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1999

The Illinois Municipal Fund

Financial Statements July 6, 1999

Statement of Assets and Liabilities July 6, 1999
------------------------------------------------

Assets
        Total Assets                                                         $         0
                                                                             -----------
Liabilities
        Total Liabilities                                                    $         0
                                                                             -----------

Net Assets                                                                   $         0
                                                                             ===========
Net assets are represented by:
     Paid-in capital                                                         $     3,404
     Accumulated undistributed net realized gain(loss) on investments             (3,404)
                                                                             -----------
          Total amount representing net assets applicable to
           0.00 outstanding shares of no par common
          stock (unlimited shares authorized)                                $         0
                                                                             ===========
Net asset value per share                                                    $         0
                                                                             ===========

The accompanying notes are an integral part of these financial statements.


Statement of Operations  For the period from Aug. 1, 1998 through July 2, 1999

INVESTMENT INCOME
         Total Investment Income                                             $          0
                                                                             ------------
EXPENSES
      Investment advisory fees                                                          4
      Distribution (12b-1) fees                                                         3
      Transfer agent fees                                                             200
      Accounting service fees                                                      22,118
      Professional fees                                                      $          4
      Trustees fees                                                                 1,321
                                                                             ------------
         Total Expenses                                                      $     23,650

     Less expenses waived  or absorbed
     by the Fund's manager                                                        (23,650)
                                                                             ------------
         Total Net Expenses                                                  $          0
                                                                             ------------
NET INVESTMENT INCOME                                                        $          0
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
     investment transactions                                                 $          0
                                                                             ------------
          Net Realized And Unrealized Gain (Loss) On
          Investments                                                        $          0
                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                    $          0
                                                                             ============


The accompanying notes are an integral part of these financial statements.

Financial Statements July 2, 1999


Statement of Changes in Net Assets
For the period from Aug. 1 through July 6, 1999 and the period since inception (October 11, 1997) through July 31, 1998


                                                                   For the period                   The Period
                                                                       from                      Since Inception
                                                                   Aug.1 through                 (October 11, 1997)
                                                                   July 6, 1999                Through July 31, 1998
                                                                -------------------           ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                         $       0                        $       3,307
     Net realized gain (loss) on investment transactions                   0                               (3,404)
     Net unrealized appreciation (depreciation) on investments             0                                    0
                                                                -------------------           ----------------------
Net Increase (Decrease) in Net Assets Resulting From Operations    $       0                        $         (97)
                                                                -------------------           ----------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                          $       0                        $      (3,307)
     Distributions from net realized gain on
     investment transactions                                               0                                    0
                                                                -------------------           ----------------------
             Total Dividends and Distributions                     $       0                        $      (3,307)
                                                                -------------------           ----------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                  $       0                        $     138,297
     Proceeds from reinvested dividends                                    0                                  229
     Cost of shares redeemed                                            (979)                            (134,143)
                                                                -------------------           ----------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Capital Share Transactions                             $    (979)                       $       4,383
                                                                -------------------           ----------------------
TOTAL INCREASE IN NET ASSETS                                       $    (979)                       $         979

NET ASSETS, BEGINNING OF PERIOD                                    $     979                        $           0
                                                                -------------------           ----------------------
NET ASSETS, END OF PERIOD                                          $       0                        $         979
                                                                ===================           =======================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 6, 1999

Note 1.     ORGANIZATION

Business Operations - The Illinois Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to October 11, 1997, other than matters relating to organization and registration. On October 11, 1997, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from federal income tax and, to the extent indicated, Illinois income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Illinois municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

As of May 1, 1998, the Fund ceased offering shares to the public.   As of
July 6, 1999, there were no shares owned in the Fund.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions.
Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 6, 1999, a net capital loss carry forward totaling $3,404.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 2, 1999, there were unlimited shares of no par authorized; 0 shares and 88 shares were outstanding as of July 2, 1999, and July 31, 1998, respectively.
Transactions in capital shares were as follows:

                                                          Shares
                                          ------------------------------------
                                           For The            For the Period
                                           Period From       Since Inception
                                          Aug. 1 through    (October 11, 1997)
                                          July 6, 1999   Through July 31, 1998
                                          ------------------------------------
Shares sold                                      0                  11,876
Shares issued on reinvestment of dividends       0                      19
Shares redeemed                                (88)                (11,807)
                                          ------------------------------------
Net increase                                   (88)                     88
                                          ====================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. Capital has elected to waive all investment advisory fees for the period ended July 6, 1999. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Capital has elected to waive all service fees for the period ended
July 6, 1999. In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities.

ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. ND Holdings, Inc. has assumed/waived all transfer agent and accounting service fees for the period ended July 6, 1999.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $0 respectively, for the period ended July 6, 1999.



Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                     For the period from                For The Period Since Inception
                                                  Aug. 1 through July 2, 1999      (October 11, 1997) Through July 31, 1998
                                                --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     11.10                                 $     11.49
                                                --------------------------------------------------------------------------
Income from Investment Operations:
     Net Investment Income                                $       .00                                 $       .29
     Net realized and unrealized gain
    (loss) on investments                                         .00                                        (.39)
                                                --------------------------------------------------------------------------
        Total From Investment Operations                  $       .00                                 $      (.10)
                                                --------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income                 $       .00                                 $      (.29)
     Distributions from net capital gains                         .00                                         .00
                                                --------------------------------------------------------------------------
        Total Distributions                                       .00                                 $      (.29)
                                                --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     11.10                                 $     11.10
                                                ============================================================================
Total Return                                                     0.00%(A)(B)                                 (.52)%


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)             $         0                                $          1
     Ratio of net expenses (after expense assumption)
     to average net assets                                       0.00%(B)                                    0.00%(B)(C)
     Ratio of net investment income to average net assets        0.00%(B)                                    4.18%(B)
     Portfolio turnover rate                                     0.00%                                     261.63%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the periods ended above, ND Holdings, Inc. assumed/waived expenses of $23,650 and $26,588. If the expenses had not been assumed/waived, the
     annualized ratio of total    expenses to average net assets would have
     been 2,418%, and 33.60%.

The accompanying notes are an integral part of these financial statements.